Accounting judgments and estimates (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting judgments and estimates
Intangible assets other than goodwill	€ 9,194	€ 12,407
Cost
Accounting judgments and estimates
Intangible assets other than goodwill	30,827	28,040	€ 21,534
Cost | Capitalized development costs
Accounting judgments and estimates
Intangible assets other than goodwill	€ 7,941	€ 9,680